Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Company has not granted stock options to any grantees since 2018; however, it is our policy not to time any grants of equity awards in relation to the release of material non-public information.
Award Timing Method

Equity Grant Timing

The Company has not granted stock options to any grantees since 2018; however, it is our policy not to time any grants of equity awards in relation to the release of material non-public information.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false